Financial Result	6 Months Ended
Jun. 30, 2024
Financial Result
Financial Result

8.Financial Result

Financial result is comprised of the following for the six month periods ended June 30, 2024 and 2023:

In € thousand	June 30, 2024	June 30, 2023
Finance income	108,806	3,021
thereof: fair value changes	106,587	—
thereof: foreign currency exchange gains on financial instruments	290	1,542
thereof: impairment losses net of reversal	57	—
thereof: interest income	1,872	1,479

Finance expenses	(8,488)	(258,739)
thereof: fair value changes	(968)	(258,337)
thereof: foreign currency exchange losses on financial instruments	(6,812)	—
thereof: interest portion of lease payments	(297)	(292)
thereof: impairment losses net of reversal	—	(29)
thereof: other interest expenses	(411)	(81)

Financial result	100,318	(255,718)

Finance income

Fair value changes mainly resulted from fair value changes of warrants of €101,933 thousand (June 30, 2023 finance expense: €258,377 thousand). As part of the 2024 Public Offering financing transaction described in note 15, the underwriter had an over-allotment option to purchase additional shares and warrants within 30 days of the underwriting agreement. The option expired without being exercised, resulting in fair value changes of €4,640 thousand (June 30, 2023: nil) being recognized in finance income.

Other interest income of €1,872 thousand (June 30, 2023: €1,479 thousand) primarily consists of interest on fixed-term deposits and cash at bank.

Finance expense

Foreign currency exchange losses on financial instruments mainly resulted from the loss from the foreign exchange translation of warrants of Є6,788 thousand (June 30, 2023: nil).